Provision for de-characterization of dam structures and asset retirement obligations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
De-characterization of upstream geotechnical structures	$ 56	$ 70	$ 65	$ 131
Obligation for asset decommissioning	(4)	19	(12)	32
Environmental obligations				(22)
Total	$ 52	$ 89	$ 53	$ 141